Reserves	12 Months Ended
Jun. 30, 2026
Reserves [Abstract]
Reserves
23.	Reserves

Year ended 30 June 2026	Financial asset reserve $’000	Foreign currency translation reserve $’000	Other reserve $’000	Share based payments reserve $’000	Total $’000
At the beginning of the financial year	(1,130)	(44,096)	–	2,022	(43,204)
Financial assets at fair value through other comprehensive income	3,379	–	–	–	3,379
Foreign exchange differences on translation of foreign operations	–	(22,113)	–	–	(22,113)
Reallocation of non-controlling interest on business combination	–	–	(26,459)	–	(26,459)
Replacement share awards acquired through business combinations	–	–	–	5,167	5,167
Employee share entitlements for unvested awards, net of tax	–	–	–	3,663	3,663
Employee share awards vested, net of tax	–	–	–	(4,306)	(4,306)
Transfers and other movements	–	(485)	–	(226)	(711)
At the end of the financial year	2,249	(66,694)	(26,459)	6,320	(84,584)

Year ended 30 June 2025
At the beginning of the financial year	(1,173)	(39,911)	–	512	(40,572)
Financial assets at fair value through other comprehensive income	43	–	–	–	43
Foreign exchange differences on translation of foreign operations	–	(4,185)	–	–	(4,185)
Employee share entitlements for unvested awards, net of tax	–	–	–	1,711	1,711
Transfers and other movements	–	–	–	(201)	(201)
At the end of the financial year	(1,130)	(44,096)	–	2,022	(43,204)

Year ended 30 June 2024
At the beginning of the financial year	(1,037)	(25,807)	–	2,926	(23,918)
Financial assets at fair value through other comprehensive income	2,512	–	–	–	2,512
Foreign exchange differences on translation of foreign operations	–	(14,104)	–	–	(14,104)
Employee share entitlements for unvested awards, net of tax	–	–	–	(155)	(155)
Employee share awards vested, net of tax	–	–	–	(1,186)	(1,186)
Transfers and other movements	(2,648)	–	–	(1,073)	(3,721)
At the end of the financial year	(1,173)	(39,911)	–	512	(40,572)

Financial asset reserve
The financial asset reserve represents the revaluation of financial assets recognised at fair value through other comprehensive income (FVOCI). The Group transfers amounts from this reserve to retained earnings when the relevant equity securities are derecognised.

Foreign currency translation reserve
Exchange differences arising on translation of foreign operations are recognised in Consolidated Statement of Comprehensive Income and accumulated in a separate reserve within equity. The cumulative amount is transferred to the Consolidated Statement of Profit or Loss on disposal of the foreign operation.

Share based payments reserve
The share based payments reserve represents the fair value of share based payments provided to both employees and non-employees. Refer to Note 24 for details on share based payments.